    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2002

                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.

         XX             Post-Effective Amendment No.  13
                                                     ----

                                     and/or

[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         XX             Amendment No.  14

                        (Check appropriate box or boxes)

BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado 80206
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

     Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                        immediately upon filing pursuant to paragraph (b) on (___) pursuant to paragraph (b)
              XX 60 days after filing pursuant to paragraph (a)(1) on (___) pursuant to paragraph (a)(1)
                        75 days after filing pursuant to paragraph (a)(2) on (___) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund

                                EXPLANATORY NOTE


This amendment to the Registration Statement of the Berger Institutional Products Trust (the "Trust") contains the following:

         One Prospectus for the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund

         One Statement of Additional Information for the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund

         One Part C

                        May 1, 2002





                        BERGER IPT FUNDS
                        PROSPECTUS

                        [BERGER FUNDS LOGO]

                        BERGER IPT - GROWTH FUND

                        BERGER IPT - LARGE CAP GROWTH FUND

                        BERGER IPT - SMALL COMPANY GROWTH FUND

                        BERGER IPT - NEW GENERATION FUND

                        BERGER IPT - INTERNATIONAL FUND


                        BERGER IPT - LARGE CAP VALUE FUND

                        BERGER IPT - MID CAP VALUE FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger IPT Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money in the Funds.

BERGER IPT - SMALL COMPANY GROWTH FUND is a registered servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER IPT-NEW GENERATION FUND, BERGER IPT-INTERNATIONAL FUND, BERGER IPT-LARGE CAP GROWTH FUND, BERGER IPT-GROWTH FUND, BERGER IPT-MID CAP VALUE FUND and BERGER IPT-LARGE CAP VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents

THE BERGER IPT FUNDS are no-load mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. Each of the following sections introduces a Fund, its goal(s), principal investment strategies and principal risks. They also contain expense and performance information.



Berger IPT - Growth Fund(SM) ..............................................    4

Berger IPT - Large Cap Growth Fund(SM) ....................................    6

Berger IPT - Small Company Growth Fund(R) .................................    8

Berger IPT - New Generation Fund(SM) ......................................   10

Berger IPT - International Fund(SM) .......................................   12

Berger IPT - Large Cap Value Fund(SM) .....................................   14

Berger IPT - Mid Cap Value Fund(SM) .......................................   16

Investment Techniques, Securities and Associated Risks ....................   18

Risk and Investment Table .................................................   19

Risk and Investment Glossary ..............................................   20

Buying and Selling (Redeeming) Shares .....................................   22

Fund Share Price ..........................................................   22

Other Information .........................................................   22

Privacy Notice ............................................................   22

Distributions and Taxes ...................................................   23

Organization of the Funds .................................................   24

Investment Managers .......................................................   24

Past Performance of Similar Funds .........................................   26

12b-1 Arrangements ........................................................   27

Financial Highlights ......................................................   28

Berger IPT - Growth Fund ..................................................   28

Berger IPT - Large Cap Growth Fund ........................................   29

Berger IPT - Small Company Growth Fund ....................................   29

Berger IPT - New Generation Fund ..........................................   30

Berger IPT - International Fund ...........................................   30


You may not invest in shares of the Funds directly. You may invest in shares of the Funds by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make one or more of the Funds available as an investment option under their variable insurance contracts. You may also invest in shares of the Funds if you participate in a qualified retirement plan and your employer has arranged to make one or more of the Funds available as an investment option under that plan.

                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

4

Berger IPT -
Growth Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth.


The Fund's stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenue and earnings regardless of the company's size.


The Fund's investment manager generally looks for companies with:


o  Strong revenue and earnings growth


o  Large market potential for their products and services


o Proven, capable management teams with clearly-defined strategies for future growth.


The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

Principal Risks


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Although the Fund is expected to invest in stocks of companies of all sizes, including large companies, the Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Small and mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance


The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gain distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31




     1997      1998      1999      2000      2001
    ------    ------    ------    ------    ------
     13.76%    16.29%    49.13%   (17.51)%



Best quarter:    12/31/99           42.08%

Worst quarter:   12/31/00          (27.01)%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 3000 Growth Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund. The Russell 3000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001



                                           Life of the Fund
                       1 Year   5 Years      (May 1, 1996)
                       ------   -------    ----------------
The Fund

Russell 3000 Growth

S&P 500


Fund Expenses


As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                          %
---------------------------------                       ----
Management fee

Other expenses

Total Annual Fund Operating Expenses

Fee Waiver and Reimbursement(1)

Net Expenses



(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period


o  Reinvestment of all dividends and distributions



Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                                             $
-----                                                          ----
One

Three

Five

Ten




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

6

Berger IPT - Large Cap
Growth Fund

The Fund's Goal and Principal Investment Strategies


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

The Fund's security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenues and earnings.


The Fund's investment manager generally looks for companies with:

o  Opportunities for above-average revenue and earnings growth

o  Strong market positions for their products and services

o Strong, seasoned management teams with well- established and clearly defined strategies.


Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risk. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance


The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)



     1997       1998       1999      2000       2001
    ------     ------     ------    ------     ------
     24.99%     25.03%     59.05%   (10.75)%




Best quarter:      12/31/99           39.65%

Worst quarter:     12/31/00          (19.02)%


(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Growth Index, the Fund's new




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


benchmark index, and the Standard & Poor's 500 Index (S & P 500), the Fund's previous benchmark index. The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund. The Russell 1000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S & P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001(1)



                                                             Life of the Fund
                                        1 Year    5 Years      (May 1, 1996)
                                        ------    -------    ----------------

The Fund Russell 1000 Growth

S&P 500


(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Fund Expenses


As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                      %
---------------------------------                   ----

Management fee

Other expenses

Total Annual Fund Operating Expenses


Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period


o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                      $
-----                                   ----

One

Three

Five

Ten




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

8

Berger IPT -
Small Company
Growth Fund


The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o  Strong entrepreneurial management with clearly defined strategies for growth

o  Relatively strong balance sheets.


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance


The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31



    1997      1998      1999      2000       2001
   ------    ------    ------    ------     ------
    21.21%     1.87%    91.45%    (6.58)%



Best quarter:     12/31/99           55.28%

Worst quarter:     9/30/98          (26.82)%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's new




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


benchmark index, and the Russell 2000 Index, the Fund's previous benchmark index. The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is a generally recognized indicator used to measure overall small company growth-stock performance. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001



                                                  Life of the Fund
                              1 Year    5 Years     (May 1, 1996)
                              ------    -------   ----------------
The Fund

Russell 2000 Growth

Russell 2000


Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
---------------------------------               ----

Management fee

Other expenses

Total Annual Fund Operating Expenses


Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period


o  Reinvestment of all dividends and distributions



Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                      $
-----                   ----

One

Three

Five

Ten




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

10

Berger IPT - New
Generation Fund

The Fund's Goals and Principal Investment Strategies


The Fund's Board of Trustees have approved a plan to terminate the Fund. It is anticipated that this will occur 2nd quarter 2002.


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant revenue and earnings growth.


The Fund's stock selection focuses on leading-edge companies with emerging growth opportunities, new ideas, technologies or methods of doing business in all sectors of the market. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.


The Fund's investment manager generally looks for companies:

o In business sectors characterized by rapid change, regardless of the company's size

o With favorable long-term growth potential because of new or innovative products or services


o  With management strength to implement their vision and grow their business.


The Fund invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

Principal Risks


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. The manager's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.



Given the Fund's weighting toward small companies in rapidly changing industries, its share price may fluctuate more than that of funds invested in larger companies or more stable industries. Small companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries, such as technology and health care, may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. Because the technology sector is a major source of new companies, new products and new ways of doing business, the Fund is likely to be dominated by the technology sector. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.


The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31



          2001
          ----



Best quarter:

Worst quarter:



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq Composite Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund. The Nasdaq Composite Index is an unmanaged index, with dividends reinvested, which measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001



                                    Life of the Fund
                         1 Year       (May 1, 2000)
                         ------     ----------------
The Fund

Nasdaq Composite

S&P 500

Fund Expenses




As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)              %
---------------------------------           ----

Management fee

Other expenses

Total Annual Fund Operating Expenses

Fee Waiver and Reimbursement(1)

Net Expenses



(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period


o  Reinvestment of all dividends and distributions


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                 $
-----                              ----

One

Three

Five

Ten




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

12

Berger IPT -
International Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated market levels. Recently, the Fund has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.


Principal Risks


You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically, economic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance


The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31



     1998        1999       2000       2001
    ------      ------     ------     ------
     16.13%      31.24%    (10.18)%



Best quarter:      12/31/99           21.19%

Worst quarter:      9/30/98          (16.53)%



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index), an unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and, unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001



                                           Life of the Fund
                       1 Year    3 Year      (May 1, 1997)
                       ------    ------    ----------------

The Fund

EAFE Index

Fund Expenses



As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                  %
---------------------------------               ----

Management fee

Other expenses

Total Annual Fund Operating Expenses

Fee Waiver and Reimbursement(1)

Net Expenses



(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period


o  Reinvestment of all dividends and distributions


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                      $
-----                   ----

One

Three

Five

Ten




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

14


Berger IPT -
Large Cap Value Fund




The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's investment manager generally looks for companies:

o  That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.

Principal Risks

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The Fund has no performance history since it did not commence operations until December 31, 2001.



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds



Fund Expenses

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                  %
---------------------------------               ----

Management fee

Distribution (12b-1) fee

Other expenses

Total Annual Fund Operating Expenses

Fee Waiver and Expense Reimbursement(2)

Net Expenses



(1) Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed .95%. The agreement may not be terminated until December 31, 2002.

Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                       $
-----                   ----

One

Three




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

16


Berger IPT -
Mid Cap Value Fund



The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o  Products and services that give them a competitive advantage

o  Quality balance sheets and strong management.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. This average is updated monthly. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The Fund has no performance history since it did not commence operations until December 31, 2001.



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds



Fund Expenses

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                  %
---------------------------------               ----

Management fee

Distribution (12b-1) fee

Other expenses

Total Annual Fund Operating Expenses

Fee Waiver and Reimbursement(2)

Net Expenses



(1) Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The agreement may not be terminated until December 31, 2002.

Understanding Expenses

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                      $
-----                   ----

One

Three




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

18

Investment Techniques,
Securities and
Associated Risks

BEFORE YOU INVEST. . .

in any of the Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds are not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money by investing in the Funds.


The table on the following page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. A glossary follows the table. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:


   Y Yes, the security or technique is permitted by a Fund and is emphasized by a Fund.

        ------------------------------------------------------------------------

   <    Yes, the security or technique is permitted by a Fund.

        ------------------------------------------------------------------------

   N    No, the security or technique is not permitted by a Fund.

        ------------------------------------------------------------------------

   F The restriction is fundamental to a Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

        ------------------------------------------------------------------------

   5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

        ------------------------------------------------------------------------

  25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

        ------------------------------------------------------------------------

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

        ------------------------------------------------------------------------

    [] Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

        ------------------------------------------------------------------------

[][][] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


RISK AND INVESTMENT TABLE

                                                                     Berger IPT-    Berger IPT-      Berger IPT-
                                                       Berger IPT-    Large Cap    Small Company   New Generation
                                                       Growth Fund   Growth Fund    Growth Fund         Fund

Diversification                                             F            F               F               F
--------------------------------------------------------------------------------------------------------------------
Small and mid-sized company securities                      Y            <               Y               Y
Market, liquidity and information risk
--------------------------------------------------------------------------------------------------------------------
Foreign securities                                          <            <               <               <
Market, currency, transaction, liquidity,
information, economic and political risk
--------------------------------------------------------------------------------------------------------------------
Sector focus                                                Y            <               Y               Y
Market and liquidity risk
--------------------------------------------------------------------------------------------------------------------
Convertible securities(1)                                   <            <               <               <
Market, interest rate, prepayment and
credit risk
--------------------------------------------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                     <            <               <               <
Interest rate, market, call and credit risk
--------------------------------------------------------------------------------------------------------------------
Companies with limited operating histories                 5F           5F               <               <
Market, liquidity and information risk
--------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                     [][][]       [][][]          [][][]          [][][]
Market, liquidity and transaction risk
--------------------------------------------------------------------------------------------------------------------
Special situations                                          <            <               <               <
Market and information risk
--------------------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                             <            <               <               <
Market, liquidity and information risk
--------------------------------------------------------------------------------------------------------------------
Temporary defensive measures                                <            <               <               <
Opportunity risk
--------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                             33.3         33.3            33.3            33.3
Credit risk
--------------------------------------------------------------------------------------------------------------------
Borrowing                                                  5F           5F             25F             25F
Leverage risk
--------------------------------------------------------------------------------------------------------------------
Financial futures(2)                                       []           []              []              []
Hedging, correlation, opportunity and
leverage risk
--------------------------------------------------------------------------------------------------------------------
Forward foreign currency contracts(2)                       <            <               <               <
Hedging, credit, correlation, opportunity
and leverage risk
--------------------------------------------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)          []           []              []              []
Hedging, credit, correlation and leverage risk
--------------------------------------------------------------------------------------------------------------------
Writing (selling) covered call options(2)                  25           25              25              25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
--------------------------------------------------------------------------------------------------------------------



                                                          Berger IPT-    Berger IPT-  Berger IPT-
                                                         International    Large Cap     Mid Cap
                                                             Fund        Value Fund   Value Fund

Diversification                                               F              F             F
-------------------------------------------------------------------------------------------------
Small and mid-sized company securities                        <              <             Y
Market, liquidity and information risk
-------------------------------------------------------------------------------------------------
Foreign securities                                            Y              <             <
Market, currency, transaction, liquidity,
information, economic and political risk
-------------------------------------------------------------------------------------------------
Sector focus                                                  <              Y             Y
Market and liquidity risk
-------------------------------------------------------------------------------------------------
Convertible securities(1)                                     <              <             <
Market, interest rate, prepayment and
credit risk
-------------------------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                       <              <             <
Interest rate, market, call and credit risk
-------------------------------------------------------------------------------------------------
Companies with limited operating histories                    <               <            <
Market, liquidity and information risk
-------------------------------------------------------------------------------------------------
Illiquid and restricted securities                        [][][]         [][][]       [][][]
Market, liquidity and transaction risk
-------------------------------------------------------------------------------------------------
Special situations                                            <              Y             Y
Market and information risk
-------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                               <              <             <
Market, liquidity and information risk
-------------------------------------------------------------------------------------------------
Temporary defensive measures                                  <              <             <
Opportunity risk
-------------------------------------------------------------------------------------------------
Lending portfolio securities                               33.3           33.3          33.3
Credit risk
-------------------------------------------------------------------------------------------------
Borrowing                                                   25F            25F           25F
Leverage risk
-------------------------------------------------------------------------------------------------
Financial futures(2)                                          N             []            []
Hedging, correlation, opportunity and
leverage risk
-------------------------------------------------------------------------------------------------
Forward foreign currency contracts(2)                         Y              <             <
Hedging, credit, correlation, opportunity
and leverage risk
-------------------------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)             N              []           []
Hedging, credit, correlation and leverage risk
-------------------------------------------------------------------------------------------------
Writing (selling) covered call options(2)                     N              25           25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
-------------------------------------------------------------------------------------------------



Notes to table:

(1) The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.


(2) The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.



                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

20

Risk and Investment
Glossary



BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when a Fund "hedges" uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. All of the Berger Funds are diversified funds, except the Berger Select Fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively effect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.



Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Funds will not concentrate more than 25% of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

22

Buying and Selling
(Redeeming) Shares


The Funds sell their shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Funds only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. Not all of the Funds may be available under a particular contract or plan, and certain contracts or plans may limit allocations among the Funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Funds do not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding.

Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the New York Stock Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

Privacy Notice

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o  Capital gains from the sale of portfolio securities held by a Fund.

o Net investment income from interest or dividends received on securities held by a Fund.

Distributions made by the Funds will normally be capital gains. The Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

Each of the Funds intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of each Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Funds that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Funds' distributions depends on their tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Funds reserve the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

24

Organization Of The
Funds

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.


BERGER FINANCIAL GROUP LLC (BFG) (FORMERLY BERGER LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the investment operations of the Funds. BFG also provides administrative services to the Funds.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.

BAY ISLE FINANCIAL LLC (Bay Isle), (475 14th Street, Suite 550, Oakland, California 94612), has been in the investment advisory business since 1986 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT -- Large Cap Value Fund. Bay Isle is a wholly owned subsidiary of BFG.

PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT--Mid Cap Value Fund.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


---------------------------------------------------------------------------------------
                      Advisory Fee
Fund                  Paid by the     The Fund's Investment Manager
                      Fund
---------------------------------------------------------------------------------------
BERGER IPT -          0.75% paid to   JAY W. TRACEY, CFA, Executive Vice President and
GROWTH FUND           BFG1            Chief Investment Officer of BFG, assumed
                                      management of the Fund in August 2000. Mr. Tracey
                                      joined BFG in June 2000. From November 1995 to
                                      May 2000, he was Vice President and Portfolio
                                      Manager of Oppenheimer Funds where he managed
                                      emerging growth funds. Mr. Tracey has more than 24
                                      years experience in the investment management
                                      industry.
---------------------------------------------------------------------------------------
BERGER IPT - LARGE    0.75% paid to   STEVEN L. FOSSEL, CFA, Vice President of BFG, has
CAP GROWTH FUND       BFG             been the portfolio manager of the Berger
                                      IPT-Large Cap Growth Fund since August 2000. Mr.
                                      Fossel assumed sole portfolio management of the
                                      Fund in December 2001. Mr. Fossel managed the
                                      Fund on an interim basis from August 2000 to
                                      January 2001, and as a team portfolio manager
                                      with Jay W. Tracey from January to December 2001.
                                      Mr. Fossel joined BFG in March 1998 as a Senior
                                      Equity Analyst. Previously, Mr. Fossel was Vice
                                      President (from January 1996 to February 1998)
                                      and an equity analyst (from August 1992 to
                                      January 1996) with Salomon Brothers Asset
                                      Management and assistant portfolio manager of
                                      the Salomon Total Return Fund from January 1997
                                      to February 1998. Mr. Fossel has more than nine
                                      years of experience in the investment management
                                      industry.
---------------------------------------------------------------------------------------
BERGER IPT - SMALL    0.85% paid to   PAUL A. LAROCCO, CFA, Vice President of BFG,
COMPANY GROWTH        BFG             assumed management of the Fund in January 2001
FUND                                  when he joined BFG. Prior to joining
                                      Berger, Mr. LaRocco co-managed small and mid-cap
                                      funds for Montgomery Asset Management
                                      from January 2000 to December 2000. From March
                                      1998 to December 1999,he was a Senior Portfolio
                                      Manager for small and mid-cap growth funds at
                                      Founders Asset Management and from 1993 to March
                                      1998, he was a Portfolio Manager for small and
                                      mid-cap funds with Oppenheimer Funds. Mr.
                                      LaRocco has more than 10 years of experience in
                                      the investment management industry.
---------------------------------------------------------------------------------------
BERGER IPT - NEW      0.85% paid to   JAY W. TRACEY, CFA (see Berger IPT-Growth Fund)
GENERATION FUND       BFG(1)          and PAUL A. LAROCCO, CFA (see Berger IPT-Small
                                      Company Growth Fund) were appointed interim
                                      portfolio managers of the Berger IPT-New
                                      Generation Fund in December 2001.
---------------------------------------------------------------------------------------
BERGER IPT -          0.87% paid to   BIAM, using a team approach, has been the
INTERNATIONAL FUND    BFG(1)          investment manager for the Fund since its
                                      inception in 1997. BIAM is the sub-adviser to
                                      the Fund and is part of Bank of Ireland's asset
                                      management group,established in 1966. BIAM is
                                      also the investment manager for the Berger
                                      International Portfolio. Most of the team of
                                      investment professionals have been with the
                                      group for at least 10 years.
---------------------------------------------------------------------------------------
BERGER IPT - LARGE    0.75% paid to   WILLIAM F. K. SCHAFF, CFA, has been an
CAP VALUE FUND        BFG(2)          investment manager for the Fund since its
                                      inception in December 2001. Mr. Schaff joined
                                      BFG as Portfolio Manager in September 2001. Mr.
                                      Schaff co-founded and was the Chief Executive
                                      Officer and Chief Investment Officer of Bay Isle
                                      Financial Corporation. Effective December 2001,
                                      BFG acquired all outstanding shares of Bay Isle
                                      Financial Corporation and Bay Isle Financial
                                      Corporation,now Bay Isle Financial LLC, became a
                                      subsidiary of BFG. Mr. Schaff is President of
                                      Bay Isle Financial LLC ("Bay Isle"). Mr. Schaff
                                      has been managing large cap value accounts of
                                      Bay Isle clients since 1987. STEVE BLOCK, CFA,
                                      has been an investment manager for the Fund
                                      since its inception in December 2001. Mr. Block
                                      joined BFG as Portfolio Manager in September
                                      2001. Mr. Block has served as the senior equity
                                      analyst for the large cap value products of Bay
                                      Isle since August 1996.
---------------------------------------------------------------------------------------
BERGER IPT - MID      0.75% paid to   THOMAS M. PERKINS has been the lead investment
CAP VALUE FUND        BFG(2)          manager for the Berger IPT-Mid Cap Value Fund
                                      since its inception in December 2001. Thomas
                                      Perkins has been an investment manager since
                                      1974 and joined Perkins, Wolf, McDonnell &
                                      Company as a portfolio manager in 1998.
                                      Previously, he was a portfolio manager of
                                      valuation sensitive growth portfolios for
                                      Alliance Capital from 1984 to June 1998. As lead
                                      manager,Tom Perkins is responsible for the daily
                                      decisions of the Fund's security selection.
                                      ROBERT H. PERKINS has served as investment
                                      manager of the Berger IPT-Mid Cap Value Fund
                                      since its inception in December 2001, and as
                                      investment manager of the Berger Small Cap Value
                                      Fund since its inception in 1985. Robert Perkins
                                      has been an investment manager since 1970 and
                                      serves as President and a director of PWM.
                                      JEFFREY KAUTZ, CFA, has been an investment
                                      manager for the Berger IPT-Mid Cap Value Fund
                                      since its inception in December 2001. Jeff Kautz
                                      has served as a research analyst for the value
                                      products of PWM since October 1997. Previously,
                                      Jeff worked as a market maker for the G.V.R.
                                      Company from 1995 to October 1997.
---------------------------------------------------------------------------------------



(1) After waivers,advisory fees paid were: Berger IPT-Growth Fund 0.45%;Berger IPT-New Generation Fund 0.00% and Berger IPT-International Fund 0.00%.

(2) The investment advisory fees charged to the Berger IPT--Mid Cap Value Fund and Berger IPT--Large Cap Value Fund are: 0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion.




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

26

Berger IPT Funds

Past Performance of Similar Funds


Each Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for each Fund and/or its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Funds' investment managers with funds substantially similar to the Funds. The Berger IPT-Large Cap Value Fund's corresponding retail fund was added as a new series in September 2001, therefore there is no corresponding performance information.


You should not consider the performance information for the corresponding retail Berger Funds as a substitute for the performance of the Funds, nor as an indication of the past or future performance of the Funds.

Despite their similarity, there are differences between the Funds and their corresponding retail Berger Funds, and their performance is expected to differ. The following should be noted in considering the performance information below:

o Each of the Funds is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


o The performance information for the Berger IPT-Small Company Growth Fund, Berger IPT-Large Cap Growth Fund, Berger IPT-International Fund and Berger IPT-Growth Fund each reflect fee waivers and expense reimbursements by the Funds' adviser, without which performance would be lower.

o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.



AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS AND SIMILAR
FUNDS (AS OF DECEMBER 31, 2001)



                                 Berger IPT-    Berger
                                   Growth       Growth
                                    Fund        Fund(1)
                                 -----------    -------

1 Year

Since Inception of the
Berger IPT-Growth Fund (5/1/96)

5 Year

10 Year

Since Inception of the Berger
Growth Fund (9/30/74)



(1) As of December 31, 2001, the retail Berger Growth Fund had assets of approximately $.



                                             Berger IPT-        Berger
                                              Large Cap        Large Cap
                                             Growth Fund    Growth Fund(1)

1 Year

Since Inception of the Berger IPT-
Large Cap Growth Fund (5/1/96)

5 Year

10 Year

Since Inception of the Berger
Large Cap Growth Fund (9/30/74)



(1) As of December 31, 2001, the retail Berger Large Cap Growth Fund had assets of approximately $.



                                                       Berger Small
                                      Berger IPT-     Company Growth
                                     Small Company      Fund-Investor
                                      Growth Fund       Shares(1)
                                     -------------    --------------

1 Year

Since Inception of the Berger IPT-
Small Company Growth Fund (5/1/96)

5 Year

Since Inception of the Berger
Small Company Growth Fund (12/30/93)



(1) As of December 31, 2001, the retail Berger Small Company Growth Fund had assets of approximately $.



                                       Berger IPT-New         Berger New
                                         Generation         Generation Fund-
                                            Fund           Investor Shares(1)


1 Year

Since Inception of the Berger IPT-
New Generation Fund (5/1/00)

5 Year

Since Inception of the Berger
New Generation Fund (3/29/96)



(1) As of December 31, 2001, the retail Berger New Generation Fund had assets of approximately $.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                                Berger IPT Funds


                                            Berger            Berger
                                      IPT-International    International
                                             Fund           Fund(1)(2)
                                      -----------------    -------------

1 Year

Since Inception of the Berger
IPT-International Fund (5/1/97)

5 Year

10 Year

Since Inception of the Berger
International Fund (7/31/89)



(1) As of December 31, 2001, the retail Berger International Fund had assets of approximately $.

(2) Predecessor Performance: Performance figures for the retail Berger International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.



                                             Berger IPT-        Berger
                                               Mid Cap         Mid Cap
                                             Value Fund     Value Fund(1)
                                             -----------    -------------

1 Year                                           N/A              %

Since Inception of the Berger IPT-
Mid Cap Value Fund (12/31/01)                      %              %

Since Inception of the Berger
Mid Cap Value Fund (8/12/98)                     N/A              %



(1) As of December 31, 2001, the retail Berger Mid Cap Value Fund had assets of approximately $.



Additional Information

PORTFOLIO TURNOVER

Portfolio changes are made whenever a Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."

12B-1 ARRANGEMENTS

The Funds are "no-load" funds, meaning that you pay no sales charge or commissions when you buy or sell Fund shares. However, the Berger IPT-Mid Cap Value and Berger IPT-Lareg Cap Value Fund have adopted a 12b-1 plan permitting them to pay a fee in connection with distribution of their shares. Berger Financial Group LLC is entitled to be paid a fee of 0.25% of these Funds' average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

28

Financial Highlights

The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request.

Berger IPT-Growth Fund
For a Share Outstanding Throughout the Period


                                                                           YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------------
                                                   2001           2000              1999                1998             1997
                                                ---------   --------------    --------------      --------------    --------------

Net asset value, beginning of period                        $        19.22    $        12.89      $        11.11    $        10.39
                                                            --------------    --------------      --------------    --------------

From investment operations
      Net investment income (loss)                                 (0.00)1                --                0.02              0.01
      Net realized and unrealized gains
        (losses) from investments and
        foreign currency transactions                                (3.37)             6.33                1.79              1.39
                                                            --------------    --------------      --------------    --------------
Total from investment operations                                     (3.37)             6.33                1.81              1.40
                                                            --------------    --------------      --------------    --------------
Less dividends and distributions
      Dividends (from net investment income)                            --             (0.00)(1)           (0.02)            (0.04)

      Distributions (from net realized
        gains on investments)                                        (0.53)               --               (0.01)            (0.64)
                                                            --------------    --------------      --------------    --------------
Total dividends and distributions                                    (0.53)               --               (0.03)            (0.68)
                                                            --------------    --------------      --------------    --------------
Net asset value, end of period                              $        15.32    $        19.22      $        12.89    $        11.11
                                                            --------------    --------------      --------------    --------------
Total Return                                                        (17.51)%           49.13%              16.29%            13.76%
                                                            --------------    --------------      --------------    --------------

Ratios/Supplemental Data:
      Net assets, end of period                             $   11,730,432    $    6,665,664      $    3,710,109    $    1,233,892
      Net expense ratio to average net assets(2)                      1.00%             1.00%               1.00%             1.00%
      Ratio of net investment income (loss)
         to average net assets                                       (0.48)%           (0.05)%              0.29%             0.51%
      Gross expense ratio to average net assets                       1.30%             2.19%               2.88%             9.18%

      Portfolio turnover rate                                           80%              231%                258%              246%



(1) Amount represents less than $0.01 per share.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

                                                            Financial Highlights


Berger IPT-Large Cap Growth Fund
For a Share Outstanding Throughout the Period



                                                                                       Year Ended December 31,
                                                                  --------------------------------------------------------------
                                                                  2001        2000           1999          1998         1997
                                                                  ----     -----------    -----------   ----------    ----------
Net asset value, beginning of period                                       $     26.45    $     16.63   $    13.39    $    11.14
                                                                           -----------    -----------   ----------    ----------
From investment operations
      Net investment income                                                       0.05           0.02         0.10          0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                            (2.90)          9.80         3.25          2.75
                                                                           -----------    -----------   ----------    ----------
Total from investment operations                                                 (2.85)          9.82         3.35          2.76
                                                                           -----------    -----------   ----------    ----------
Less dividends and distributions
      Dividends (from net investment income)                                        --             --        (0.11)        (0.10)
      Distributions (from net realized gains on investments)                     (0.62)            --           --         (0.41)
                                                                           -----------    -----------   ----------    ----------
Total dividends and distributions                                                (0.62)            --        (0.11)        (0.51)
Net asset value, end of period                                             $     22.98    $     26.45   $    16.63    $    13.39
                                                                           -----------    -----------   ----------    ----------
Total Return                                                                    (10.75)%        59.05%       25.03%        24.99%
                                                                           -----------    -----------   ----------    ----------

Ratios/Supplemental Data:
      Net assets, end of period                                            $56,018,925    $24,871,949   $9,084,022    $1,501,118
      Net expense ratio to average net assets(1)                                  0.90%          1.00%        1.00%         1.00%

      Ratio of net investment income
         to average net assets                                                    0.38%          0.10%        1.10%         1.39%
      Gross expense ratio to average net assets                                   0.90%          1.19%        1.99%         9.62%
      Portfolio turnover rate                                                       64%           149%         426%          215%



(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.


Berger IPT-Small Company Growth Fund
For a Share Outstanding Throughout the Period


                                                                              YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                             2001         2000            1999           1998          1997
                                                          ----------   -----------    -----------    ----------    -----------
Net asset value, beginning of period                                   $     23.51    $     12.28    $    12.06    $      9.95
                                                                       -----------    -----------    ----------    -----------
From investment operations
      Net investment income (loss)                                              --             --            --          0.002
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                        (1.56)         11.23          0.23           2.11
                                                                       -----------    -----------    ----------    -----------
Total from investment operations                                             (1.56)         11.23          0.23           2.11
Less dividends and distributions
      Dividends (in excess of net investment income)                            --             --         (0.01)            --
      Distributions (from net realized gains on
         investments)                                                        (0.34)            --            --             --
                                                                       -----------    -----------    ----------    -----------
Total dividends and distributions                                            (0.34)            --         (0.01)            --
Net asset value, end of period                                         $     21.61    $     23.51    $    12.28    $     12.06
                                                                       -----------    -----------    ----------    -----------
Total Return                                                                 (6.55)%        91.45%         1.87%         21.21%

Ratios/Supplemental Data:
      Net assets, end of period                                        $83,482,960    $41,334,809    $9,858,303    $ 2,719,559
      Net expense ratio to average net assets1                                0.98%          1.15%         1.15%          1.15%
      Ratio of net investment income (loss)
         to average net assets                                               (0.16)%        (0.56)%       (0.11)%         0.05%
      Gross expense ratio to average net assets                               0.98%          1.53%         2.19%          5.81%
      Portfolio turnover rate                                                  111%           179%          147%           194%



(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Amount represents less than $0.01 per share.




                        Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

30

Financial Highlights

Berger IPT-New Generation Fund
For a Share Outstanding Throughout the Period


                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------
                                                                   2000(1)
                                                              --------------
Net asset value, beginning of period                          $        10.00
                                                              --------------
From investment operations
      Net realized and unrealized losses from
        investments and foreign currency transactions                  (4.08)
                                                              --------------
Total from investment operations                                       (4.08)
                                                              --------------
Net asset value, end of period                                $         5.92
                                                              --------------
Total Return(2)                                                       (40.80)%
                                                              --------------

Ratios/Supplemental Data:
      Net assets, end of period                               $    2,461,761
      Net expense ratio to average net assets(3)                        1.15%(4)
      Ratio of net investment loss to average net assets               (0.69)%(4)
      Gross expense ratio to average net assets                         3.52%(4)
      Portfolio turnover rate(2)                                         123%



(1) For the period from May 1, 2000 (commencement of investment operations) to December 31, 2000.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.


Berger IPT-International Fund
For a Share Outstanding Throughout the Period


                                                                                     Year Ended December 31,
                                                                ----------------------------------------------------------------
                                                                   2000             1999            1998              1997(1)
                                                                ------------    -------------    ------------      -------------
Net asset value, beginning of period                            $      14.63    $       11.21    $       9.79      $       10.00
                                                                ------------    -------------    ------------      -------------
From investment operations
      Net investment income                                             0.10             0.03            0.08               0.05
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions                 (1.59)            3.47            1.50              (0.26)
                                                                ------------    -------------    ------------      -------------
Total from investment operations                                       (1.49)            3.50            1.58              (0.21)
                                                                ------------    -------------    ------------      -------------
Less dividends and distributions
      Dividends (from net investment income)                           (0.04)           (0.08)          (0.14)                --


      Distributions (from net realized gains on investments)              --               --           (0.02)                --
Total dividends and distributions                                      (0.04)           (0.08)          (0.16)                --
                                                                ------------    -------------    ------------      -------------
Net asset value, end of period                                  $      13.10    $       14.63    $      11.21      $        9.79
                                                                ------------    -------------    ------------      -------------
Total Return(2)                                                       (10.18)%          31.24%          16.13%             (2.10)%
                                                                ------------    -------------    ------------      -------------

Ratios/Supplemental Data:
      Net assets, end of period                                 $  6,711,147    $   6,122,261    $  5,430,076      $   2,705,831
      Net expense ratio to average net assets(3)                        1.20%            1.20%           1.20%              1.20%(4)
      Ratio of net investment income
         to average net assets                                          0.55%            0.51%           2.85%              0.86%(4)
      Gross expense ratio to average net assets                         2.14%            2.46%           2.85%              3.83%(4)
      Portfolio turnover rate(2)                                          35%              26%             20%                14%



(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.




Berger IPT Funds - May 1, 2002 IPT - Combined Prospectus

FOR MORE INFORMATION:


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports ~ to shareholders.The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference,which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by calling or writing either a participating insurance company or the Funds at:


Berger Funds
P.O.Box 5005
Denver,CO 80217-5005
(800) 259-2820
bergerfunds.com



A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.



Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room,call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee,by sending your request to the following e-mail address: publicinfo@sec.gov,or by writing to the SEC's Public Reference
Room,Washington,D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367
o Berger IPT - Growth Fund
o Berger IPT - Large Cap Growth Fund
o Berger IPT - Small Company Growth Fund

o Berger IPT - New Generation Fund

o Berger IPT - International Fund

o Berger IPT - Large Cap Value Fund
o Berger IPT - Mid Cap Value Fund




                                                                   5/02 IPT PROS

                            BERGER IPT - GROWTH FUND

                       BERGER IPT - LARGE CAP GROWTH FUND

                     BERGER IPT - SMALL COMPANY GROWTH FUND


                        BERGER IPT - NEW GENERATION FUND


                         BERGER IPT - INTERNATIONAL FUND

                        BERGER IPT - LARGE CAP VALUE FUND

                         BERGER IPT - MID CAP VALUE FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Funds listed above (the "Funds"), dated May 1, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820. Each of the Funds is a series of Berger Institutional Products Trust (the "Trust").


                  Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.


                  The financial statements of each of the Funds for the fiscal year ended [to be updated].

                  A copy of the Annual Report is available, without charge, upon request, by calling 1-800-259-2820, or by contacting a Participating Insurance Company.



                                DATED MAY 1, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                                      CROSS-REFERENCES TO
                                                            PAGE      RELATED DISCLOSURES
SECTION                                                      NO.      IN PROSPECTUS
-------                                                     -----     -------------
      Introduction                                                    Contents

1.    Investment Strategies and Risks of the                   2      Berger IPT Funds; Investment Techniques,
      Funds                                                           Securities and Associated Risks


2.    Investment Restrictions                                 14      Berger IPT Funds; Investment Techniques,
                                                                      Securities and Associated Risks

3.    Management of the Funds                                 16      Organization of the Funds

4.    Investment Adviser and Sub-Adviser                      20      Organization of the Funds

5.    Expenses of the Funds                                   22      Berger IPT Funds; Organization of the Funds;
                                                                      Financial Highlights

6.    Brokerage Policy                                        25      Organization of the Funds

7.    Purchasing and Redeeming Shares of the                  27      Purchasing and Selling (Redeeming) Shares
      Fund

8.    Suspension of Redemption Rights                         27      Buying and Selling (Redeeming) Shares

9.    How the Net Asset Value is Determined                   27      Fund Share Price

10.   Income Dividends, Capital Gains                         28      Distributions and Taxes
      Distributions and Tax Treatment

11.   Performance Information                                 29      Berger IPT Funds; Past Performance of Similar
                                                                      Funds; Financial Highlights

12.   Additional Information                                  31      Other Information

Financial Information                                                 Financial Highlights

                                  INTRODUCTION



                  The Funds are diversified portfolios or series of the Berger Institutional Products Trust, an open-end, management investment company. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUNDS


                  The Prospectus describes the investment objective of the Funds and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in each Fund.


                  This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.


                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary

Receipts (ADRs), European Depositary Receipts (EDRs) that are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository:
(a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Funds' primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Funds of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.


                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). Each Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 10.

                  SECURITIES OF SMALLER COMPANIES. Each Fund may invest in, and the portfolio of the Berger IPT - Small Company Growth Fund will be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  HEDGING TRANSACTIONS. Each Fund, except the Berger IPT - International Fund, is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Funds are not required to hedge. Decisions regarding hedging are subject to the adviser's or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.

                  Currently, the Berger IPT - International Fund is authorized toCurrently, the Berger IPT invest in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Berger IPT - International Fund to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the adviser or sub-adviser for the Berger IPT - International Fund may be required to obtain bank regulatory approval before the Fund engages in futures and options transactions. The following information about the Funds' hedging transactions using futures, forwards and options should be read to exclude the Berger IPT - International Fund, except to the extent the information relates to forward contracts.

                  A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.


                  The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Funds (except the Berger IPT - International Fund, which may only use forwards) may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets.


                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.


                  Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.


                  In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although a Fund will hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position.


                  The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures couldpositionsalso could also be impaired.


                  Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.


                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fundalso may alsomay enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

                  A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time.

However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.


                  Options on Securities and Securities Indices. A Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.


                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


                  In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.


                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


                  A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.


                  An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Funds' portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser or sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's and S & P or a similar determination of creditworthiness by the adviser or sub-adviser. None of the Funds have pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and each Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Trust, in consultation with the adviser or sub-adviser will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies. The Berger IPT - Growth Fund and the Berger IPT -- Large Cap Growthand Fund each may invest up to 5% of their total assets in such securities.

                  INITIAL PUBLIC OFFERINGS. Each Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories."

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's advisoradviser or sub-advisorsub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund.Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund or its corresponding retail Berger Fund (see under Section 11 Performance Information) are insignificant relative to that Fund's net assets. As a result, any Fund or account whose assets, or whose corresponding retail assets, are very large is not likely to participate in the allocation of many IPOs.

                  ZEROS/STRIPS. Each Fund may each invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Funds will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by a Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, a lending Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the lending Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Funds will not purchase any such security, the purchase of which would cause a Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of that Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Funds' adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment adviser or sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. The Funds will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of a Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Funds do not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

                  When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                    SHORT SALES. Each Fund (other than the Berger IPT - International currentlyFund) isonly permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").


                    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.


                    Under prior law, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Funds will be engaging in these transactions unless there are further legislative changes.

                    TEMPORARY DEFENSIVE MEASURES. Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                    PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

                    Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The Funds'existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under Section 6 -- Brokerage Policy, and additional information concerning income taxes is located under Section 10 -- Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                  INVESTMENT RESTRICTIONS

                    As indicated in the Prospectus, the investment objective of each of the Funds is as follows:


FUND                                                      INVESTMENT OBJECTIVE
----                                                      --------------------
Berger IPT - Growth Fund                                  Long-term capital appreciation

Berger IPT - Large Cap Growth Fund                        Capital appreciation

Berger IPT - Small Company Growth Fund                    Capital appreciation

Berger IPT - New Generation Fund                          Capital appreciation

Berger IPT - International Fund                           Long-term capital appreciation

Berger IPT - Large Cap Value Fund                         Capital appreciation

Berger IPT - Mid Cap Value Fund                           Capital appreciation



                    The investment objectives of each of the Funds are considered fundamental, meaning that they cannot be changed without an investor vote. There can be no assurance that any of the Funds' investment objectives will be realized.

                    Effective May 2001, the Trustees of the Berger IPT - Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective.

                    Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Funds are described in the Prospectus.

                    In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without investor vote.

BERGER IPT - GROWTH FUND AND BERGER IPT - LARGE CAP GROWTH FUND

                    The following fundamental restrictions apply to the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund. The Funds may not:

                    1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

                    2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

                    3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

                    4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                    5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.


                    6. Purchase or retain the securities of any issuer if those officers and trustees of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.


                    7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).


                    8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (a) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (b) forward foreign currency exchange contracts and other forward commitments and (c) securities index put or call options.


                    9. Participate on a joint or joint and several basis in any securities trading account.

                    10. Invest in companies for the purposes of exercising control of management.

                    In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.


                    The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - Growth Fund and the Berger IPT -- Large Cap Growthand Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:


                    1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                    2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                    3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                    4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.


FUNDBERGER IPT - SMALL COMPANY GROWTH FUND, BERGER IPT - NEW GENERATION FUND, BERGER IPT - LARGE CAP VALUE FUND AND BERGER IPT - MID CAP VALUE FUND

                    The following fundamental restrictions apply to the Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund. The Funds may not:

                    1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                    2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                    3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                    4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                    5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                    In applying the industry concentration investment restriction (no. 2 above), each Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                    The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                    1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict a Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                    2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                    3. The Fund may not invest in companies for the purposes of exercising control of management.

                    4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                    5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                    6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

BERGER IPT - INTERNATIONAL FUND

                    The following fundamental restrictions apply to the Berger IPT - International Fund. The Fund may not:


                    1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                    2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                    3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                    4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                    5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                    In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups designated by the Financial Times World Index Service.

                    The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - International Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                    1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                    2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                    3. The Fund may not invest in companies for the purposes of exercising control of management.

                    4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                    5. The Fund may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Fund may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Fund's assets.

                    6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

UNDERTAKINGS

                  For each Fund that has adopted an 80% investment strategy pursuant to Rule 35d-1 of the 1940 Act (the "Rule"), the Trustees have adopted a non-fundamental policy to provide shareholders with at least 60 days notice prior to changing an existing investment strategy. The Rule requires that at least 80% of a Fund's net assets (plus the amount of any borrowings for investment purposes) be invested in a strategy suggested by the Fund's name, under normal circumstances. The notice the shareholders required by the non-fundamental policy must meet the requirements of Rule 35d-1(c). This non-fundamental policy may be changed by the Trustees without a shareholder vote.


                  On behalf of the Trust, an undertaking has been given to the State of California Department of Insurance that limits borrowings of each Fund (to the extent such borrowings are allowed by the Fund's investment policies) to 10% of the Fund's total assets, except that a Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet Fund redemptions.

                  In addition, the undertaking to the State of California Department of Insurance requires each Fund when investing in foreign securities (to the extent consistent with the Fund's investment policies) to invest in a minimum of five different foreign countries, provided that this minimum may be reduced to four when foreign country investments comprise less than 80% of the Fund's assets, to three when less than 60% of such assets, to two when less than 40% of such assets, or to one when less than 20% of such assets. Additionally, no more than 20% of a Fund's assets may be invested in securities of issuers located in any one foreign country, except that a Fund may have an additional 15% of its assets in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

3.                MANAGEMENT OF THE FUNDS

                  Each Fund is supervised by trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

                  The trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations.



             MICHAEL OWEN, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1937. Dean of Zayed University (since September
                  2000). Formerly self-employed as a financial and management consultant, and in real estate development (from June 1999 to September 2000). Dean (from 1993 to June 1999), and a member of the Finance faculty (from 1989 to 1993), of the College of Business, Montana State University. Formerly, Chairman and Chief Executive Officer of Royal Gold, Inc. (mining) (1976 to
                  1989). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

       *     JACK R. THOMPSON, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June 1999 (Executive Vice President from February 1999 to June 1999) of Berger Financial Group LLC (formerly Berger LLC). Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) (since November 1997 to December 2001). Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment adviser) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the Janus Aspen Funds from May 1993 through June 1995.

             DENNIS E. BALDWIN, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1928. President, Baldwin Financial Counseling (since July 1991). Formerly, Vice President and Denver Office Manager of Merrill Lynch Capital Markets (1978 to 1990). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

             KATHERINE A. CATTANACH, 210 University Boulevard, Suite 800,
                  Denver, CO 80206, DOB: 1945. Managing Principal (since September 1987), Sovereign Financial Services, Inc. (investment consulting firm). Executive Vice President (1981 to 1988), Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

             PAUL R. KNAPP, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1945. Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent (since October 2000). President of Vermont Western Assurance, Inc., a wholly owned subsidiary of DST Systems (since December
                  2000). Director and Vice President (February 1998 to November
                  2000) of West Side Investments, Inc. (investments), a wholly owned subsidiary of DST Systems, Inc. President, Chief Executive Officer and a director (September 1997 to October
                  2000) of DST Catalyst, Inc., an international financial markets consulting, software and computer services company, (now DST International, a subsidiary of DST). Previously (1991 to October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991 to September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988 to 1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

             HARRY T. LEWIS, JR., 210 University Boulevard, Suite 800, Denver,
                  CO 80206, DOB: 1933. Lewis Investments (since June 1988) (self-employed private investor). Formerly, Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee (1981 to 1988). Director (1995 to March 2002) of J.D. Edwards & Co. (computer software company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

             WILLIAM SINCLAIRE, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1928. President (since January 1998), Santa Clara LLC (privately owned agriculture company). President (January 1963 to January 1998), Sinclaire Cattle Co. (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

             ALBERT C. YATES, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1941. President (since 1990), Chancellor and Professor of Chemistry Department of Chemistry, of Colorado State University. Formerly Executive Vice President and Provost (1983 to 1990) Academic Vice President and Provost (1981 to 1983) and Professor of Chemistry (1981 to 1990) of Washington State University. Vice President and University Dean for Graduate Studies and Research and Professor of Chemistry of the University of Cincinnati (1977 to 1981). Director of the Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

       *     JAY W. TRACEY CFA, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1954. Executive Vice President of the Berger Funds (since August 2000). Executive Vice President and Chief Investment Officer of Berger Financial Group LLC (since June
                  2000). Portfolio manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the Berger Large Cap Growth Fund (from January 2001 through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap Growth Fund and team interim portfolio manager (since December 2001) of the Berger New Generation Fund. Formerly, Vice President and Portfolio Manager at Oppenheimer Funds, Inc. (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September 1994).

       *     JANICE M. TEAGUE, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November 1998) and Secretary (November 1998 to February 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (October 1996 through November 1998) with Berger Financial Group LLC. Vice President and Secretary with Berger Distributors LLC (since August 1998). Vice President and Secretary of Bay Isle Financial LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996), Secretary of the Janus Funds (from January 1990 to May 1995) and Assistant Secretary of Janus Capital Corporation from (October 1989 to May 1995).

       *     ANDREW J. ISEMAN, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1964. Vice President of the Berger Funds (since March 2001). Vice President (since September 1999) and Chief Operating Officer (since November 2000) of Berger Financial Group LLC. Manager (since September 1999) and Director (June 1999 to September 1999) of Berger Distributors LLC. Vice President-Operations (February 1999 to November 2000) of Berger Financial Group LLC. Associate (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to November 1998) and Director of Research and Development (May 1996 to February
                  1997) of Berger Financial Group LLC.

       *     ANTHONY R. BOSCH, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) and Chief Legal Officer (since August 2000) with Berger Financial Group LLC. Chief Compliance Officer with Berger Distributors LLC (since September 2001). Vice President of Bay Isle Financial LLC (since January 2002). Formerly, Assistant Vice President of Federated Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).

       *     BRIAN S. FERRIE, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1958. Vice President of the Berger Funds (since November 1998). Vice President (since February 1997), Treasurer and Chief Financial Officer (since March 2001) and Chief Compliance Officer (from August 1994 to March 2001) with Berger Financial Group LLC. Vice President (since May 1996), Treasurer and Chief Financial Officer (since March 2001) and Chief Compliance Officer (from May 1996 to September 2001) with Berger Distributors LLC. Formerly, Compliance Officer with United Services Advisor, Inc. (from January 1988 to July
                  1994) and Director of Internal Audit of United Services Funds (from January 1987 to July 1994).

       *     JOHN PAGANELLI, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1967. Vice President (since November 1998), Treasurer (since March 2001) and Assistant Treasurer (November 1998 to March 2001) of the Berger Funds. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Financial Group LLC. Formerly, Manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

       *     SUE  VREELAND, 210 University Boulevard, Suite 800, Denver, CO
                  80206, DOB: 1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger Financial Group LLC and Berger Distributors LLC (since June 1999) and Bay Isle Financial LLC (since December 2001). Formerly, Assistant Secretary of the Janus Funds (from March 1994 to May 1999), Assistant Secretary of Janus Distributors, Inc. (from June 1995 to May 1997) and Manager of Fund Administration for Janus Capital Corporation (from February 1992 to May 1999).


TRUSTEE COMPENSATION


                  The officers of the Funds received no compensation from the Funds during the fiscal year ending December 31, 2001. However, trustees of the Funds who are not "interested persons" of the Funds or its advisers or sub-advisers are compensated for their services according to a fee schedule, allocated among several Berger Funds. Neither the officers of the Funds nor the trustees receive any form of pension or retirement benefit compensation from the Funds.



                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Funds and the other Berger Funds:



NAME AND POSITION
WITH BERGER FUNDS            AGGREGATE COMPENSATION FROM
===================================================================================================================================
                                                   Berger                                  Berger                      All Berger
                                       Berger      IPT -                                   IPT -                       Funds(2)
                             Berger    IPT -       Small      Berger                       Large       Berger IPT -    Fiscal Year
                             IPT -     Large Cap   Company    IPT - New    Berger IPT -    Cap         Mid Cap         Ending
                             Growth    Growth      Growth     Generation   International   Value       Value           December 31,
                             Fund      Fund        Fund       Fund         Fund            Fund(1)     Fund(1)         2001
                             ------    ---------   -------    ----------   -------------   -------     ------------    ------------
Dennis E. Baldwin(3)         $         $           $          $            $               $ 146       $ 146           $
Louis Bindner(6)             $         $           $          $            $               $   0       $   0           $
Katherine A. Cattanach(3)    $         $           $          $            $               $ 146       $ 146           $
Paul R. Knapp(3)             $         $           $          $            $               $ 135       $ 135           $
Harry T. Lewis(3)            $         $           $          $            $               $ 135       $ 135           $
Michael Owen(3)              $         $           $          $            $               $ 169       $ 169           $
William Sinclaire(3)         $         $           $          $            $               $ 135       $ 135           $
Albert C. Yates(3),(7)       $         $           $          $            $               $ 135       $ 135           $
Jack R. Thompson             $    0    $       0   $     0    $     0      $       0       $   0       $   0           $       0
(3),(4),(5)
===================================================================================================================================



(1) The Fund was not added as a series of the Trust until December 31, 2001. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) For the period covered by this table, the Berger Funds included the Berger Growth Fund, the Berger Large Cap Growthand Fund, the Berger Investment Portfolio Trust (nine series), the Berger Institutional Products Trust (seven series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis
     E. Baldwin $16,862; Louis R. Bindner $13,674; Katherine A. Cattanach $47,000; William Sinclaire $45,800.

(3) Director of Berger Growth Fund and Berger Large Cap GrowthAND Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, BERGER/BIAMBerger Worldwide Portfolios Trust, Berger Worldwide FundsTRUST, BERGER/BIAMWORLDWIDE PORTFOLIOS Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap GrowthAND Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, BERGER/BIAMBerger Worldwide Portfolios Trust, Berger Worldwide FundsTRUST, BERGER/BIAMWORLDWIDE PORTFOLIOS Trust and Berger Omni Investment Trust.

(6)  Resigned effective March 1, 2001.

(7)  Appointed Trustee effective March 1, 2001.

                    Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Institutional Products Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, the Trust is permitted to purchase shares of the designated Fund in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Trust's obligation to make payments of deferred fees under the plan is a general obligation of the Trust.

                    As of December 31, 2001, the officers and trustees of the Funds as a group owned of record or beneficially no shares of the Funds.

                    The Trust, the Funds' investment adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                  INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                    Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206, is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of its investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                    BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company that acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, Inc. ("DSTS"), a registered broker-dealer, which may execute portfolio trades for the Funds.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISER

                    As permitted in its Investment Advisory Agreement with the Portfolio, the adviser has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "sub-adviser" or "BIAM"). As sub-adviser for the Berger IPT - International Fund, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich CT 06830. BIAM is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. As of December 31, 2001, Bank of Ireland and its affiliates managed $42.6 billion in assets for clients worldwide.

                    Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

BAY ISLE FINANCIAL LLC - SUB-ADVISER

                   Bay Isle Financial LLC ("Bay Isle") (formerly Bay Isle Financial Corporation), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is now a wholly owned subsidiary of BFG.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISER

                    Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the investment sub-adviser for the Berger IPT - Mid Cap Value Fund. Additionally, PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

                    Thomas M. Perkins is the lead investment manager for the Berger IPT - Mid Cap Value Fund. As lead manager, Thomas Perkins is responsible for the daily decisions on security selection for the Fund's portfolio. Additionally, Thomas Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Robert H. Perkins, brother of Thomas Perkins, will also serve as investment manager of the Berger IPT - Mid Cap Value Fund. Robert Perkins has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of PWM and serves as its Treasurer and a director. Tom Perkins owns 12% of PWM.

INVESTMENT ADVISORY AGREEMENTS

                    Under the Investment Advisory Agreements between each Fund and its adviser, the adviser is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which each Fund may own or contemplate acquiring from time to time. Each Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                    Under the Agreements, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                    The following schedule reflects the advisory fees charged to the Funds for the fiscal year ended December 31, 2001:



             FUND                        ADVISER         INVESTMENT ADVISORY FEE
             ----                        -------         -----------------------
Berger IPT - Growth Fund                   BFG                  0.75%(1)
Berger IPT - Large Cap Growth Fund         BFG                  0.75%(1)
Berger IPT - Small Company Growth Fund     BFG                  0.85%(1)
Berger IPT - New Generation Fund           BFG                  0.85%(1)
Berger IPT - International Fund            BFG                  0.87%(1)
Berger IPT - Large Cap Value Fund          BFG                  0.00%(2)
Berger IPT - Mid Cap Value Fund            BFG                  0.00%(2)



(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00% in the case of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund, 1.15% in the case of the Berger IPT - New Generation Fund and the Berger IPT - Small Company Growth Fund and 1.20% in the case of the Berger IPT - International Fund. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(2) The Fund paid no investment advisory fee since it was not added as a series of the Trust until December 31, 2001.

                    Investment advisory fees are charged according to the following schedule:



             FUND                         AVERAGE DAILY NET ASSETS   ANNUAL RATE
             ----                         ------------------------   -----------
Berger IPT - Growth Fund                     First $500 million         .75%
Berger IPT - Large Cap Growth Fund           Next $500 million          .70%
Berger IPT - Large Cap Value Fund            Over $1 billion            .65%
Berger IPT - Mid Cap Value Fund

Berger IPT - New Generation Fund             First $500 million         .85%
Berger IPT - Small Company Growth Fund       Next $500 million          .80%
Berger IPT - International Fund              Over $1 billion            .75%



                    Each Fund's current Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreements between the adviser and the sub-advisers for the Berger IPT - International Fund, Berger IPT - Large Cap Value Fund, and Berger IPT - Mid Cap Value Fund, the sub-adviser is responsible for day-to-day investment management. The sub-adviser manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. Each Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                    No fees are paid directly to the sub-advisers by the Funds. As sub-adviser of the Berger IPT - International Fund, BIAM receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund. As sub-adviser of the Berger IPT - Large Cap Value Fund, Bay Isle receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund, 0.35% of the next $500 million, and 0.325% of any amount in excess of $1 billion. As sub-adviser of the Berger IPT - Mid Cap Value Fund, PWM receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund, 0.35% of the next $500 million, and 0.325% of any amount in excess of $1 billion.

                    The Sub-Advisory Agreements will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BFG AND PWM

                    BFG and PWM entered into an Agreement, dated November 18, 1996, as amended January 27, 1997, April 8, 1998 and November 17, 1999, under which, among other things, PWM agreed that, so long as BFG acts as the adviser to the Berger Small Cap Value Fund and the Berger Mid Cap Value Fund, and PWM provides sub-advisory or other services in connection with the Funds, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Funds.

OTHER ARRANGEMENTS BETWEEN BFG AND BAY ISLE

                    BFG and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. Effective December 2001, BFG acquired all outstanding shares of Bay Isle Financial Corporation and Bay Isle Financial Corporation, now Bay Isle Financial LLC, became a subsidiary of BFG.


TRADE ALLOCATIONS


                    While investment decisions for the Funds are made independently by the adviser or sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, no account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING


                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including any of the Funds.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. Each policy is administered by BFG and the provisions of each policy are subject to interpretation by and exceptions authorized by its management.

         BIAM has adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held or acquired by the Berger IPT - International Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM is required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

                  PWM has adopted a Code of Ethics that is substantially similar to the Code adopted by BFG.

                  Bay Isle Financial LLC has adopted a Code of Ethics that is substantially similar to the Code adopted by BFG.


5.                EXPENSES OF THE FUNDS


                  In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by its adviser, including but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of the adviser or sub-adviser, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Funds.

                  Under a separate Administrative Services Agreement with respect to each of such Funds, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended December 31, 2001, BFG did not charge an administrative fee to the Funds. The administrative services fees may be changed by the directors or trustees without investor approval.

                  The following tables show the total dollar amounts of advisory fees and administrative services fees paid by each of such Funds for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.




                            BERGER IPT - GROWTH FUND



                                                                        ADVISORY FEE
                                                                         WAIVER AND
   FISCAL YEAR ENDED      INVESTMENT            ADMINISTRATIVE             EXPENSE
      DECEMBER 31        ADVISORY FEE            SERVICE FEE           REIMBURSEMENTS             TOTAL
   -----------------     ------------           --------------         --------------            --------
        2001               $                      $                      $                       $
        2000               $ 86,224               $      0               $(33,956)               $ 52,268
        1999               $ 35,613               $    338               $(56,591)               $      0



                       BERGER IPT - LARGE CAP GROWTH FUND



                                                                        ADVISORY FEE
                                                                         WAIVER AND
   FISCAL YEAR ENDED      INVESTMENT            ADMINISTRATIVE             EXPENSE
      DECEMBER 31        ADVISORY FEE            SERVICE FEE           REIMBURSEMENTS             TOTAL
   -----------------     ------------           --------------         --------------            --------
        2001               $                      $                      $                       $
        2000               $337,270               $      0               $      0                $337,270
        1999               $109,196               $    967               $(27,572)               $ 82,591



                     BERGER IPT - SMALL COMPANY GROWTH FUND



                                                                        ADVISORY FEE
                                                                         WAIVER AND
   FISCAL YEAR ENDED      INVESTMENT            ADMINISTRATIVE             EXPENSE
      DECEMBER 31        ADVISORY FEE            SERVICE FEE           REIMBURSEMENTS             TOTAL
   -----------------     ------------           --------------         --------------            --------
        2001               $                      $                      $                       $
        2000               $651,276               $      0               $      0                $651,276
        1999               $132,056               $    862               $(57,324)               $ 75,594

                        BERGER IPT - NEW GENERATION FUND


                                                                        ADVISORY FEE
                                                                         WAIVER AND
   FISCAL YEAR ENDED      INVESTMENT            ADMINISTRATIVE             EXPENSE
      DECEMBER 31        ADVISORY FEE            SERVICE FEE           REIMBURSEMENTS             TOTAL
   -----------------     ------------           --------------         --------------            --------
        2001               $                      $                        $                     $
        2000(1)            $ 14,385               $      0                 $(40,018)             $      0



(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

                         BERGER IPT - INTERNATIONAL FUND



                                                                        ADVISORY FEE
                                                                         WAIVER AND
   FISCAL YEAR ENDED      INVESTMENT            ADMINISTRATIVE             EXPENSE
      DECEMBER 31        ADVISORY FEE            SERVICE FEE           REIMBURSEMENTS             TOTAL
   -----------------     ------------           --------------         --------------            --------
        2001               $                      $                        $                     $
        2000               $ 58,472(1)            $      0                 $(63,557)             $      0
        1999               $ 49,260(2)            $    409                 $(68,918)             $      0



(1) The amount shown includes $21,200 paid to BBOI Worldwide LLC, the Fund's former adviser, prior to BFG's appointment as investment adviser, at an annual rate of 0.90% of its average daily net assets under the investment advisory contract in effect prior to May 12, 2000. After waivers, the amount paid to BBOI totaled $0.00.

(2)  The amount shown was paid to BBOI Worldwide LLC, the Fund's former adviser.

                  Each Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each Fund has appointed DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $14.85 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds.

                  From time to time, BFG may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to investors). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from BFG's own resources and not from the assets of the Funds.

                  The Funds' adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally, the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

                  The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements.

                  Under a written contract, the Funds' investment adviser waives its fee and reimburses each Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00% in the case of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund, 1.15% in the case of the Berger IPT - Small Company Growth Fund and the Berger IPT - New Generation Fund, 1.20% in the case of the Berger IPT - Mid Cap Value Fund and Berger IPT - International Fund, and 0.95% in the case of the Berger IPT - Large Cap Value Fund. The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees.

                  Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Suite 700, Denver, Colorado 80206, a joint venture between BFG and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as adviser and administrator to the Berger IPT-International Fund. Effective May 12, 2000, the Berger IPT-International Fund entered into a new advisory agreement with BFG replacing BBOI Worldwide LLC as the Fund's investment adviser and administrator, and BBOI was subsequently dissolved. BFG is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-adviser.

12b-1 PLANS

                  The Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund have each adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of a Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.

                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Fund shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Fund shares;

         -- costs involved in preparing, printing and distributing sales literature for Fund shares;

         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of a Fund relating to Fund shares that BFG deems advisable;

         -- and such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.

                  Such 12b-1 fee payments are to be made by each Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time a Fund may engage in activities that jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

                  The current 12b-1 Plans will continue in effect until the end of April 2003 and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without investor approval.

OTHER EXPENSE INFORMATION

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that a Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Funds and/or their advisers have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.


DISTRIBUTOR


                  The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' shares.

6.                BROKERAGE POLICY

                  Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, the adviser is directed to place the portfolio transactions of the Fund. Where applicable, the adviser may delegate placement of brokerage to a Fund's sub-adviser. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS



                                                             FISCAL YEAR ENDED DECEMBER 31,

                                                      2001            2000                  1999
                                                     -------         -------               -------
BERGER IPT - GROWTH FUND                             $               $12,790               $17,989

BERGER IPT - LARGE CAP GROWTH FUND                   $               $64,553               $31,609

BERGER IPT - SMALL COMPANY GROWTH FUND               $               $53,247               $23,061

BERGER IPT - NEW GENERATION FUND(1)                  $               $ 2,693               $     0

BERGER IPT - INTERNATIONAL FUND                      $               $ 6,664               $ 5,334

BERGER IPT - LARGE CAP VALUE FUND(2)                 $     0         $     0               $     0

BERGER IPT - MID CAP VALUE FUND(2)                   $     0         $     0               $     0



(1)  The Fund did not commence operations until May 2000.

(2)  The Fund was not added as a series of the Trust until December 31, 2001.

                  The Investment Advisory Agreement that each Fund has with its adviser and the Sub-Advisory Agreement with the sub-adviser, authorizes and directs the adviser (or sub-adviser) to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes the adviser (or sub-adviser) to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser (or sub-adviser) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser (or sub-adviser). Accordingly, the adviser (or sub-adviser) does not have an obligation to seek the lowest available commission.

                    In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful brokerage and research services to the adviser or, where applicable, the sub-adviser. The Fund's adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These include a service used by the independent directors or trustees of the Funds in reviewing the Investment Advisory Agreements.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own Funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Funds' advisers and sub-advisers do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended December 31, 2001, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Funds:



           FUND                         AMOUNT OF TRANSACTIONS   AMOUNT OF COMMISSIONS
           ----                         ----------------------   ---------------------
Berger IPT - Growth Fund                         $                        $
Berger IPT - Large Cap Growth Fund               $                        $
Berger IPT - Small Company Growth Fund           $                        $
Berger IPT - New Generation Fund                 $                        $
Berger IPT - International Fund                  $                        $
Berger IPT - Large Cap Value Fund(1)             $     0                  $      0
Berger IPT - Mid Cap Value Fund(1)               $     0                  $      0



(1)  The Fund was not added as a series of the Trust until December 31, 2001.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Funds, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the adviser or sub-adviser from the Funds be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.


                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                                                DSTS      REDUCTION IN       DSTS       REDUCTION IN      DSTS       REDUCTION IN
                                            COMMISSIONS     EXPENSES      COMMISSIONS     EXPENSES     COMMISSIONS     EXPENSES
                                               PAID            FYE            PAID           FYE          PAID            FYE
                                            FYE 9/30/01     9/30/01(1)    FYE 9/30/00     9/30/00(1)   FYE 9/30/99    9/30/99(1)
                                            -----------   ------------    -----------   ------------   -----------   ------------
Berger IPT - Growth Fund                    $      0      $      0        $      0      $      0       $   856       $    642

Berger IPT - Large Cap Growth Fund          $      0      $      0        $      0      $      0       $   787       $    590

Berger IPT - Small Company Growth Fund      $      0      $      0        $      0      $      0       $     0       $      0

Berger IPT - New Generation Fund(2)         $      0      $      0        $      0      $      0       $     0       $      0

Berger IPT - International Fund             $      0      $      0        $      0      $      0       $     0       $      0

Berger IPT - Large Cap Value Fund(3)        $      0      $      0        $      0      $      0       $     0       $      0

Berger IPT - Mid Cap Value Fund(3)          $      0      $      0        $      0      $      0       $     0       $      0


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.


(2)  The Fund did not commence operations until May 2000.

(3)  The Fund was not added as a series of the Trust until December 31, 2001.

                  Each Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of each Fund have authorized sales by a broker-dealer of variable insurance contracts that permit allocation of contract values to one or more of the Funds to be considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the adviser or sub-adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisers and sub-adviser of the Funds will seek the best execution of each transaction.

                  During the fiscal year ended December 31, 2001, Berger IPT - Large Cap Growth Fund and Berger IPT - International Fund acquired securities of the Funds' regular broker dealers. As of December 31, 2001, these Funds owned the following securities of its regular broker-dealers with the following values:



  FUND                  BROKER/DEALER             VALUE                   SECURITY
  ----                  -------------             -----                   --------
Berger                                            $                     Common Stock
                                                                        Common Stock
                                                                        Common Stock

Berger                                            $                     Common Stock
                                                                        Bonds
                                                                        Common Stock
                                                                        Bonds
                                                                        Common Stock



7.                PURCHASING AND REDEEMING SHARES OF THE FUND


                  Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.


                  Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee.


8.                SUSPENSION OF REDEMPTION RIGHTS


                  The Funds may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange (the "Exchange") is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of a Fund.

                  Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described below.


9.                HOW THE NET ASSET VALUE IS DETERMINED


                  The net asset value of each Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New

Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.


                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


                  A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on that the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

10.               INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX
                  TREATMENT

                  Each Fund intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies and meets certain minimum distribution requirements, the Funds generally will not be liable for federal income tax on the amount of their earnings that are timely distributed. If a Fund distributes annually less than 98% of its income and gain, under certain circumstances, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

                  Each Fund intends to restrict sales of its shares to Participating Insurance Companies and qualified plans so as to qualify for "look-through" treatment under the investment diversification requirements of Code Section 817(h) that apply to certain insurance company separate accounts. Each Fund also intends to manage its investments in accordance with the diversification requirements of Code Section 817(h) so that any separate account, or segregated asset account thereof, that holds shares in any of the Funds as its sole asset will comply with those requirements. For further information concerning federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

                  All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash. The tax treatment of distributions made to any investor will depend on the investor's tax status.

                  The amount, timing and character of a Fund's income may be affected by certain special U.S. tax rules that may apply to foreign or other investments of a Fund. Any income received by a Fund from foreign investments may also be subject to foreign income, withholding or other taxes.



11.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.


                  The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.


                  Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years (or the life of the Fund, if shorter). These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                         n
                                 P(1 + T)  = ERV

                  Where    P     =    a hypothetical initial payment of $1,000

                           T     =    the average annual total return

                           n     =    the number of years

                           ERV   =    the ending redeemable value of a
                                      hypothetical $1,000 payment made at the
                                      beginning of the period).


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  A Fund's total return includes the effect of deducting that Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Funds can be purchased only through a variable insurance contract or qualified plan, the Funds' total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for a Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.


                  Each Fund has the same investment objective and follows similar investment strategies as a Berger retail fund. The Berger retail fund has the same investment adviser and sub-advisers as the corresponding Funds offered under this Prospectus. The same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

                  Set forth in the Prospectus is average annual total return data for each of the Funds, with the exception of the Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund, which commenced operations on December 31, 2001. Also set forth is total return information for each of the corresponding Berger retail funds (with the exception of the Berger Large Cap Value Fund, which commenced operations on September 28, 2001 and has no corresponding performance information available to date), calculated as described above. Investors should not consider the performance data for the corresponding Berger retail funds as a substitute for the performance of the Funds offered under the Prospectus, nor as an indication of the past or future performance of the Funds. The performance figures in the Prospectus reflect the deduction of the historical fees and expenses paid by the Berger retail funds, and not those paid or to be paid by these Funds. Performance data for the Funds also reflects fee waivers and/or expense reimbursements by the Funds' adviser, without which performance would be lower. In addition, the figures do not reflect the deduction of charges or expenses attributable to variable insurance contracts or qualified plans invested in the Funds. As discussed above, investors should refer to the applicable Separate Account Prospectus or qualified plan documents accompanying this Prospectus for information pertaining to such contract charges and expenses and, in the case of a Separate Account Prospectus for a variable annuity contract, to the hypothetical performance data in that prospectus that illustrate the impact of contract charges and loads on the returns shown below. Each Fund and its corresponding Berger retail fund will be managed separately and the investments and investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


                  In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided. A Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.


                  Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment adviser. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Funds' total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Funds' total return data.

AVERAGE ANNUAL TOTAL RETURNS


                  The average annual total return for each of the Funds for various periods ending December 31, 2001, are shown on the following table:



FUND                                                     1-YEAR        3-YEAR        5-YEAR        LIFE OF FUND
----                                                     ------        ------        ------        ------------
Berger IPT - Growth Fund                                      %             %         (??)%                    %
                                                                                                  (since 5/1/96)

Berger IPT - Large Cap Growth Fund
                                                              %             %         (??)%                    %
                                                                                                  (since 5/1/96)

Berger IPT - Small Company Growth Fund                        %             %         (??)%                    %
                                                                                                  (since 5/1/96)

Berger IPT - New Generation Fund
                                                              %             %          N/A                     %
                                                                                                  (since 5/1/00)

Berger IPT - International Fund                               %             %          N/A                     %
                                                                                                  (since 5/1/97)


12.               ADDITIONAL INFORMATION


FUND ORGANIZATION

         The Funds are separate series or portfolios established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. The Berger IPT - Growth Fund, the Berger IPT - Large Cap Growth Fund and the Berger IPT - Small Company Growth Fund were established under the Trust on October 17, 1995. The Berger IPT
- International Fund was established under the Trust in April 1997. The Berger IPT - Large Cap Value Fund and the Berger IPT - Mid Cap Value Fund were established under the Trust in December 2001. The Berger IPT - Growth Fund was known as the Berger IPT - 100 Fund from its inception to January 31, 2000 when it changed its name. The Berger IPT - Large Cap Growth Fund was known as the Berger IPT - Growth and Income Fund from its inception until May 1, 2001 when it changed its name. The Berger IPT - New Generation Fund was established under the Trust on February 15, 2000. Berger IPT - Small Company Growth Fund(R) was registered as a trademark in August 1998.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds named above are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.


                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds organized as a series of a Delaware Business Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of any Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of any of the Funds is remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Funds.

                  CORPORATE GOVERNANCE AND OTHER INFORMATION PERTAINING TO THE FUNDS. None of the Funds or the Trust is required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investor meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Funds and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote.


                  Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.


                  Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions, which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds are bound to recognize any transfer until it is recorded on its books.

                  Under governing separate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination of the Trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

                  The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the investors of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is generally required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

                  Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with BFG and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policy owners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the investors of the Fund.


                  Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Funds in which contract values or qualified plan assets are invested. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.


PRINCIPAL INVESTORS

                  Insofar as the management of the Funds is aware, as of March 31, 2001, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:



OWNER                                           FUND                                                          PERCENTAGE
-----                                           ----                                                          ----------
                                                Berger IPT - Growth Fund                                            %

                                                Berger IPT - Large Cap Growth Fund                                  %

                                                Berger IPT - Small Company Growth Fund                              %

                                                Berger IPT - New Generation Fund                                    %

                                                Berger IPT - International Fund                                     %

                                                Berger IPT - Large Cap Value Fund                                   %

                                                Berger IPT - Mid Cap Value Fund                                     %

                                                Berger IPT - Growth Fund                                            %

                                                Berger IPT - Large Cap Growth Fund                                  %

                                                Berger IPT - Small Company Growth Fund                              %

                                                Berger IPT - New Generation Fund                                    %

                                                Berger IPT - Large Cap Growth Fund                                  %


DISTRIBUTION


         Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The

Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

                  The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by a Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. The Funds' offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds, of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Trust and the Funds.


INDEPENDENT ACCOUNTANTS


                  [to be updated}


FINANCIAL STATEMENTS


A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com, by calling the Funds at 1-800-259-2820, or by contacting a Participating Insurance Company.


                  [to be updated]

                                   APPENDIX A


HIGH-YIELD/HIGH RISK SECURITIES

          Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.


         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


         Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.


         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.


         Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS


         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       BERGER INSTITUTIONAL PRODUCTS TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  On the date that this amendment to the Registration Statement becomes effective, Berger Financial Group LLC ("BFG") (formerly Berger LLC), a Nevada limited liability company, may be deemed a control person of the Berger IPT - International Fund (the "Fund"). BFG may be deemed a control person of the Fund, since shares of the Fund owned of record by Conseco Variable Insurance Company include shares attributable to a variable annuity contract owned by BFG, which constitutes more than 25% of the shares outstanding of the Fund. BFG will continue to be a control person of the Fund as long as it indirectly holds more than 25% of the shares outstanding of the Fund, as the term "control" is defined in the Investment Company Act of 1940. As long as the Fund is controlled by BFG, it will be under common control with the other companies controlled by BFG's ultimate corporate parent, Stilwell Financial Inc. ("SFI"). See "Investment Adviser" in the Statement of Additional Information for more information on SFI and its affiliates.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Institutional Products Trust (the "Trust"), provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees, managers and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees, managers or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees, managers and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

                  Section 14 of the Sub-Advisory Agreement between BFG and BIAM with respect to the Berger IPT - International Fund also provides as follows:

         "Berger hereby indemnifies and holds harmless BIAM and its officers, directors, shareholders, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising from any action which BIAM takes or omits to take pursuant to written instructions from Berger, or from officers or Trustees of the Trust, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement.

         BIAM hereby indemnifies and holds harmless Berger and the Trust, and each of their Trustees, officers, managers, shareholders, members, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising out of BIAM's willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties or obligations under this Agreement, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement."

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG") (formerly Berger LLC), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David
G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of BFG; and Johnnie Rogers is a Vice President of BFG. The address of businesses referenced include: BFG, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Suite 800, Denver, Colorado 80206.

                  The business of BIAM, the sub-adviser to the Berger International Portfolio, is also described in the Prospectuses and in Section 4 of the Statements of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. Information relating to the officers and directors of BIAM (current and for the past two years) is as follows: Denis Curran is the President and a Director of BIAM; Chris Reilly is a Director and the Chief Investment Officer of BIAM; Sean O'Dwyer is the Secretary and Compliance Officer of BIAM; Rosemary Mahon is a Director and Vice President of BIAM; Lelia Long is a Director and Vice President of BIAM and, formerly, Head of Client Services of BIAM; Stephen Holland is a Director and Vice President of BIAM and, formerly, Head of Sales of BIAM; Michael McCarthy is a Director of BIAM and, formerly, a Portfolio Specialist of BIAM; Willie Cotter is a Director of BIAM; Anne Banks is a Vice President of BIAM; Susan Crawford is a Vice President of BIAM; Zoe Malcolm is a Vice President of BIAM; Cathy Graves is a Vice President of BIAM; Michelle Brendel is a Vice President of BIAM; Fiona Gibbons is a Vice President of BIAM; Ed Riley is a Vice President of BIAM; Ciaran Spillane is a Vice President of BIAM; Dan Anderson is a Vice President of BIAM and, formerly, a Vice President of Wilshire Associates; Mary Fedorak is a Vice President of BIAM and, formerly, an Investment Officer with the University of Chicago; Brian O'Brien is a Vice President of BIAM; Felicity Kostakis is a Vice President of BIAM; Trevor Lavin is a Vice President of BIAM; Ronan Murphy is a Vice President of

BIAM; and Stephane Amara is a Vice President with BIAM. The address of the business referenced is: 75 Holly Hill Lane, Greenwich, Connecticut 06830 (representative office); 26 Fitzwilliam Place, Dublin 2, Ireland (main office).

                  The business of Bay Isle Financial LLC ("Bay Isle"), the sub-adviser to the Berger IPT - Large Cap Value Fund, is described in the Prospectus and in Section 4 in the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. Information relating to the officers and directors of Bay Isle (current and for the past two years) is as follows: William F. K. Schaff, President; Gary
G. Pollock, Executive Vice President. The address of the business referenced is:
475 14th Street, Suite 550, Oakland, California 94612.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), the sub-adviser to the Berger IPT - Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2002. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert H. Perkins is the President and Chief Investment Officer of PWM; and Greg E. Wolf is the Treasurer and Chief Operating Officer of PWM. The address of the business referenced is: 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
                -        Berger Small Company Growth Fund
                -        Berger New Generation Fund
                -        Berger Balanced Fund
                -        Berger Select Fund
                -        Berger Large Cap Value Fund
                -        Berger Mid Cap Growth Fund
                -        Berger Mid Cap Value Fund
                -        Berger Information Technology Fund
         Berger Omni Investment Trust
                -        Berger Small Cap Value Fund
         Berger Institutional Products Trust
                -        Berger IPT - Growth Fund
                -        Berger IPT - Large Cap Growth Fund
                -        Berger IPT - Small Company Growth Fund
                -        Berger IPT - International Fund
                -        Berger IPT - New Generation Fund
                -        Berger IPT - Large Cap Value Fund
                -        Berger IPT - Mid Cap Value Fund
         Berger Worldwide Funds Trust
                -        Berger International Fund
                -        International Equity Fund
                -        Berger International CORE Fund

                  (b) For Berger Distributors LLC:

                                              Positions and                            Positions and
                                               Offices with                             Offices with
     Name                                      Underwriter                              Registrant
     ----                                     -------------                            -------------
David G. Mertens                   President, CEO and Manager                None

Brian S. Ferrie                    Vice President, Chief Financial Officer   Vice President
                                   and Treasurer

Janice M. Teague                   Vice President and Secretary              Vice President and Assistant Secretary

Anthony R. Bosch                   Vice President and Chief Compliance       Vice President
                                   Officer

Andrew J. Iseman                   Manager                                   Vice President

Sue Vreeland                       Assistant Secretary                       Secretary

                  The principal business address of each of the persons in the table above is 210 University Blvd., Suite 800, Denver, Colorado 80206.

                  (c) Not applicable.

Item 28.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                  (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                  (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 800, Denver, Colorado 80206.

                  (c) Certain records relating to day-to-day portfolio management of the Berger IPT - International Fund are kept at Bank of Ireland Asset Management (U.S.) Limited,

26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 75 Holly Hill Lane, Greenwich, Connecticut 06830.

(d) Certain records relating to day-to-day portfolio management of the Berger IPT - Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

(e) Certain records relating to day-to-day portfolio management of the Berger IPT - Large Cap Value Fund are kept at the offices of its sub-adviser, Bay Isle Financial LLC, 475 14th Street, Suite 500. Oakland, California 94612.

Item 29.          Management Services

                  The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of February, 2002.


                                         BERGER INSTITUTIONAL PRODUCTS TRUST
                                         -----------------------------------
                                         (Registrant)

                                         By: /s/ Jack R. Thompson
                                             -----------------------------------
                                         Name: Jack R. Thompson
                                               ---------------------------------
                                         Title: President
                                                --------------------------------


                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                             Title                                             Date
---------                                             -----                                             ----
/s/ Jack R. Thompson                            President (Principal                             February 28, 2002
---------------------------------               Executive Officer)
Jack R. Thompson                                and Trustee


/s/ Brian S. Ferrie                             Vice President                                   February 28, 2002
---------------------------------               (Principal
Brian S. Ferrie                                 Financial Officer)


/s/ John A. Paganelli                           Vice President and Treasurer                     February 28, 2002
---------------------------------               (Principal Accounting
John A. Paganelli                               Officer)


Dennis E. Baldwin*                              Trustee                                          February 28, 2002
---------------------------------
Dennis E. Baldwin


Katherine A. Cattanach*                        Trustee                                           February 28, 2002
---------------------------------
Katherine A. Cattanach


Paul R. Knapp*                                 Trustee                                           February 28, 2002
---------------------------------
Paul R. Knapp


Harry T. Lewis, Jr.*                           Trustee                                           February 28, 2002
---------------------------------
Harry T. Lewis, Jr.

Michael Owen*                                  Trustee                                           February 28, 2002
---------------------------------
Michael Owen


William Sinclaire*                             Trustee                                           February 28, 2002
---------------------------------
William Sinclaire


Albert C. Yates*                               Trustee                                           February 28, 2002
---------------------------------
Albert C. Yates




*By: /s/ Jack R. Thompson
     ----------------------------
     Jack R. Thompson
     Attorney-in-Fact

                       BERGER INSTITUTIONAL PRODUCTS TRUST
                                  EXHIBIT INDEX

N-1A                                            EDGAR
Exhibit                                         Exhibit
No.                                             No.                       Name of Exhibit
-----------------------------------             -------                   ---------------
(1)   Exhibit              23(a)                                          Trust Instrument

(2)   Exhibit              23(b)                                          Bylaws

      Exhibit              23(c)                                          Not Applicable

(3)   Exhibit              23(d)-1                                        Form of Investment Advisory Agreement for

                                                                          Berger IPT - 100 Fund

(35)  Exhibit              23(d)-1a                                       Form of Amendment to Investment Advisory
                                                                          Agreement for Berger IPT - 100 Fund

(4)   Exhibit              23(d)-2                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - Growth and Income Fund

(35)  Exhibit              23(d)-2a                                       Form of Amendment to Investment Advisory
                                                                          Agreement for Berger IPT --Growth and Income
                                                                          Fund

(41)  Exhibit              23(d)-2b                                       Form of Amendment to Investment Advisory
                                                                          Agreement for Berger IPT - Growth and Income
                                                                          Fund

(5)   Exhibit              23(d)-3                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - Small Company Growth Fund

(35)  Exhibit              23(d)-3a                                       Form of Amendment to Investment Advisory
                                                                          Agreement for Berger IPT - Small Company
                                                                          Growth Fund

(6)   Exhibit              23(d)-4                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - International Fund

(41)  Exhibit              23(d)-4a                                       Form of Termination of Investment Advisory
                                                                          Agreement for Berger IPT - International Fund

(41)  Exhibit              23(d)-4b                                       Form of Investment Advisory
                                                                          Agreement between Berger IPT -
                                                                          International Fund and Berger LLC

(7)   Exhibit              23(d)-5                                        Form of Sub-Advisory Agreement for Berger IPT
                                                                          - International Fund

(41)  Exhibit              23(d)-5a                                       Termination of Sub-Advisory Agreement between
                                                                          BBOI and BIAM concerning the IPT -
                                                                          International Fund

(41)  Exhibit              23(d)-5b                                       Form of Sub-Advisory Agreement between Berger
                                                                          LLC and BIAM with respect to the Berger IPT -
                                                                          International Fund

(35)  Exhibit              23(d)-6                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - New Generation Fund

(40)  Exhibit              23(d)-7                                        Form of Assignment and Assumption Agreement
                                                                          for the Assignment and Assumption of
                                                                          Investment Advisory Agreements,
                                                                          Administrative Service Agreements and Rule
                                                                          12b-1 Plans and 18f-3 Plans

(44)  Exhibit              23(d)-8                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - Mid Cap Value Fund

(44)  Exhibit              23(d)-9                                        Form of Investment Advisory Agreement for
                                                                          Berger IPT - Large Cap Value Fund

(44)  Exhibit              23(d)-10                                       Form of Sub-Advisory Agreement between Berger
                                                                          LLC and PWM with respect to the Berger IPT -
                                                                          Mid Cap Value Fund

(8)   Exhibit              23(e)                                          Distribution Agreement between Berger
                                                                          Institutional Products Trust and Berger
                                                                          Distributors, Inc.

(35)  Exhibit              23(e)-1                                        Assignment of Distribution Agreement between
                                                                          Berger Institutional Products Trust and
                                                                          Berger Distributors, Inc.

      Exhibit              23(f)                                          Not Applicable

(9)   Exhibit              23(g)                                          Form of Custody Agreement

(35)  Exhibit              23(g)a                                         Assignment of Custody Agreement

(37)  Exhibit              23(g)b                                         Form of assignment from IFTC to State Street

(41)  Exhibit              23(g)c                                         Form of Amendment to Custody Agreement for
                                                                          Foreign Custody

(43)  Exhibit              23(g)d                                         Form of Global and Domestic Fee Schedule


(10)  Exhibit              23(h)-1                                        Form of Administrative Services Agreement for
                                                                          Berger IPT - Growth Fund

(35)  Exhibit              23(h)-1a                                       Form of Amendment to Administrative Services
                                                                          Agreement for Berger IPT - Growth Fund

(11)  Exhibit              23(h)-2                                        Form of Administrative Services Agreement for
                                                                          Berger IPT - Growth and Income Fund

(35)  Exhibit              23(h)-2a                                       Form of Amendment to Administrative Services
                                                                          Agreement for Berger IPT - Growth and Income
                                                                          Fund

(41)  Exhibit              23(h)-2b                                       Form of Amendment to Administrative Services
                                                                          Agreement for Berger IPT - Growth and Income
                                                                          Fund

(12)  Exhibit              23(h)-3                                        Form of Administrative Services Agreement for
                                                                          Berger IPT - Small Company Growth Fund

(35)  Exhibit              23(h)-3a                                       Form of Amendment to Administrative Services
                                                                          Agreement for Berger IPT - Small Company
                                                                          Growth Fund

(13)  Exhibit              23(h)-4                                        Form of Administrative Services Agreement for
                                                                          Berger IPT - International Fund

(35)  Exhibit              23(h)-4a                                       Form of Amendment to Administrative Services
                                                                          Agreement for Berger IPT - International Fund

(41)  Exhibit              23(h)-4b                                       Form of Termination of Administrative
                                                                          Services Agreement for Berger IPT -
                                                                          International Fund

(36)  Exhibit              23(h)-4c                                       Form of Administrative Services Agreement for
                                                                          Berger IPT - International Fund

(14)  Exhibit              23(h)-5                                        Form of Sub-Administration Agreement for
                                                                          Berger IPT - International Fund

(41)  Exhibit              23(h)-5a                                       Form of Termination of Sub-Administration
                                                                          Agreement for Berger IPT - International Fund

(35)  Exhibit              23(h)-5                                        Form of Administrative Services Agreement for
                                                                          Berger IPT - New Generation Fund

(15)  Exhibit              23(h)-6                                        Form of Recordkeeping and Pricing Agent
                                                                          Agreement

(35)  Exhibit              23(h)-6a                                       Assignment of Recordkeeping and Pricing Agent
                                                                          Agreement

(41)  Exhibit              23(h)-6b                                       Form of Amendment to Recordkeeping and
                                                                          Pricing Agent Agreement

(43)  Exhibit              23(h)-6c                                       Form of Fee Schedule for Recordkeeping and
                                                                          Pricing

(16)  Exhibit              23(h)-7                                        Form of Agency Agreement

(41)  Exhibit              23(h)-7a                                       Form of Amendment to Agency
                                                                          Agreement

(17)  Exhibit              23(h)-8                                        Form of Participation Agreement between
                                                                          Berger Institutional Products Trust, Berger
                                                                          Associates, Inc. and Great American Reserve
                                                                          Insurance Company

(35)  Exhibit              23(h)-8a                                       Assignment of Participation Agreement between
                                                                          Berger Institutional Products Trust, Berger
                                                                          Associates, Inc. and Great American Reserve
                                                                          Insurance Company

(41)  Exhibit              23(h)-8b                                       Form of Amendment to the Participation
                                                                          Agreement among Berger Institutional Products
                                                                          Trust, Berger LLC and Conseco Variable
                                                                          Insurance Company (formerly Great American
                                                                          Reserve Insurance Company)

(18)  Exhibit              23(h)-9                                        Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Ameritas
                                                                          Life Insurance Company

(19)  Exhibit              23(h)-10                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          BBOI Worldwide LLC and Great American
                                                                          Reserve Insurance Company

(20)  Exhibit              23(h)-11                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc., Berger
                                                                          Distributors, Inc., Charles Schwab &
                                                                          Co. Inc. and Great-West Life & Annuity
                                                                          Insurance Company

(35)  Exhibit              23(h)-11a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc., Berger
                                                                          Distributors, Inc., Charles Schwab &
                                                                          Co. Inc. and Great-West Life & Annuity
                                                                          Insurance Company

(21)  Exhibit              23(h)-12                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc., Berger
                                                                          Distributors, Inc., Charles Schwab &
                                                                          Co. Inc. and First Great-West Life &
                                                                          Annuity Insurance Company

(35)  Exhibit              23(h)-12a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc., Berger
                                                                          Distributors, Inc., Charles Schwab &
                                                                          Co. Inc. and First Great-West Life &
                                                                          Annuity Insurance Company

(22)  Exhibit              23(h)-13                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          BBOI Worldwide LLC and Canada Life
                                                                          Insurance Company of America

(41)  Exhibit              23(h)-13a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, BBOI Worldwide LLC and Canada
                                                                          Life Insurance Company of America

(23)  Exhibit              23(h)-14                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          BBOI Worldwide LLC and Canada Life
                                                                          Insurance Company of New York

(41)  Exhibit              23(h)-14a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, BBOI Worldwide LLC and Canada
                                                                          Life Insurance Company of New York

(24)  Exhibit              23(h)-15                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Prudential
                                                                          Insurance Company of America

(35)  Exhibit              23(h)-15a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc. and
                                                                          Prudential Insurance Company of America

(25)  Exhibit              23(h)-16                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          BBOI Worldwide LLC and Prudential
                                                                          Insurance Company of America

(41)  Exhibit              23(h)-16a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, BBOI Worldwide LLC and
                                                                          Prudential Insurance Company of America

(26)  Exhibit              23(h)-17                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Canada Life
                                                                          Insurance Company of America

(35)  Exhibit              23(h)-17a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc. and
                                                                          Canada Life Insurance Company of America

(27)  Exhibit              23(h)-18                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Canada Life
                                                                          Insurance Company of New York

(35)  Exhibit              23(h)-18a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc. and
                                                                          Canada Life Insurance Company of New
                                                                          York

(28)  Exhibit              23(h)-19                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Business
                                                                          Men's Assurance Company of America

(35)  Exhibit              23(h)-19a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc. and
                                                                          Business Men's Assurance Company of
                                                                          America

(31)  Exhibit              23(h)-20                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger Associates, Inc. and Conseco
                                                                          Life Insurance Company of New York

(35)  Exhibit              23(h)-20a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, Berger Associates, Inc. and
                                                                          Conseco Life Insurance Company of New
                                                                          York

(32)  Exhibit              23(h)-21                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          BBOI Worldwide LLC and Conseco Life
                                                                          Insurance Company of New York

(41)  Exhibit              23(h)-21a                                      Assignment of Participation Agreement
                                                                          between Berger Institutional Products
                                                                          Trust, BBOI Worldwide LLC and Conseco
                                                                          Life Insurance Company of New York

(41)  Exhibit              23(h)-22                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust and
                                                                          American International Life Assurance
                                                                          Company of New York

(38)  Exhibit              23(h)-23                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust and
                                                                          AIG Life Insurance Company

(41)  Exhibit              23(h)-24                                       Form of Participation Agreement between
                                                                          Berger LLC and New England Life
                                                                          Insurance Company

(44)  Exhibit              23(h)-25                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger LLC and American Life Insurance
                                                                          Company of New York

(44)  Exhibit              23(h)-26                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger LLC and Prudential Life
                                                                          Insurance Company

(44)  Exhibit              23(h)-27                                       Form of Participation Agreement between
                                                                          Berger Institutional Products Trust,
                                                                          Berger LLC and Pan American Life
                                                                          Assurance Company

(39)  Exhibit              23(h)-25                                       Form of Participation Agreement between
                                                                          Berger LLC and Great-West Life and
                                                                          Annuity Insurance Company, First
                                                                          Great-West Life and Annuity Insurance
                                                                          Company and Alta Health and Life
                                                                          Insurance Company

(43)  Exhibit              23(h)-29                                       Form of Line of Credit

(44)  Exhibit              23(h)-30                                       Form of Administrative Services
                                                                          Agreement for Berger IPT - Mid Cap
                                                                          Value Fund

(44)  Exhibit              23(h)-31                                       Form of Administrative Services
                                                                          Agreement for Berger IPT - Large Cap
                                                                          Value Fund

(34)  Exhibit              23(i)-1                                        Opinion and consent of Davis, Graham &
                                                                          Stubbs LLP relating to the shares
                                                                          issued under the initial registration
                                                                          statement of the Trust

(35)  Exhibit              23(i)-2                                        Opinion and consent of Davis, Graham &
                                                                          Stubbs LLP relating to the Berger IPT -
                                                                          New Generation Fund

(44)  Exhibit              23(i)-3                                        Opinion and consent of Davis, Graham &
                                                                          Stubbs LLP relating to the Berger IPT -
                                                                          Mid Cap Value Fund

(44)  Exhibit              23(i)-4                                        Opinion and consent of Davis, Graham &
                                                                          Stubbs LLP relating to the Berger IPT -
                                                                          Large Cap Value Fund

*     Exhibit              23(j)                                          Consent of PricewaterhouseCoopers LLP

      Exhibit              23(k)                                          Not Applicable

(30)  Exhibit              23(l)                                          Investment Letter from Initial
                                                                          Stockholder

(44)  Exhibit              23(m)-1                                        Form of Rule 12b-1 Plan for Berger IPT
                                                                          - Mid Cap Value Fund

(44)  Exhibit              23(m)-2                                        Form of Rule 12b-1 Plan for Berger IPT
                                                                          - Large Cap Value Fund

      Exhibit              23(n)                                          Not Applicable

(35)  Exhibit              23(p)-1                                        Code of Ethics of the Berger Funds

(43)  Exhibit              23(p)-1a                                       Amended Code of Ethics of the Berger Funds

(35)  Exhibit              23(p)-2                                        Code of Ethics of Berger LLC

(42)  Exhibit              23(p)-2a                                       Amended Code of Ethics of Berger LLC

(43)  Exhibit              23(p)-2b                                       Amended Code of Ethics of Berger LLC

(35)  Exhibit              23(p)-3                                        Code of Ethics of Berger Distributors
                                                                          LLC

(43) Exhibit               23(p)-3a                                       Amended Code of Ethics of Berger Distributors LLC

(35)  Exhibit              23(p)-4                                        Code of Ethics of BBOI Worldwide LLC

(35)  Exhibit              23(p)-5                                        Code of Ethics of Bank of Ireland Asset
                                                                          Management (U.S.) Limited

(41) Exhibit               23(p)-5a                                       Amended Code of Ethics of Bank of
                                                                          Ireland Asset Management (U.S.) Limited

(42) Exhibit               23(p)-4                                        Code of Ethics for Perkins, Wolf,
                                                                          McDonnell and Company

----------

* To be filed with 485(b) filing

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(2) Filed as Exhibit 2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(3) Filed as Exhibit 5.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(4) Filed as Exhibit 5.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(5) Filed as Exhibit 5.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(8) Filed as Exhibit 6 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.

(9) Filed as Exhibit 8 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(10) Filed as Exhibit 9.1.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(11) Filed as Exhibit 9.1.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(12) Filed as Exhibit 9.1.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(13) Filed as Exhibit 9.1.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(14) Filed as Exhibit 9.1.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(15) Filed as Exhibit 9.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(16) Filed as Exhibit 9.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(17) Filed as Exhibit 9.4 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(18) Filed as Exhibit 9.5 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.

(19) Filed as Exhibit 9.6 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(20) Filed as Exhibit 9.7 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(21) Filed as Exhibit 9.8 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(22) Filed as Exhibit 9.9 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(23) Filed as Exhibit 9.10 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(24) Filed as Exhibit 9.11 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(25) Filed as Exhibit 9.12 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(26) This agreement is identical to Exhibit 23(h)-13 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.

(27) This agreement is identical to Exhibit 23(h)-14 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.

(28) Filed as Exhibit 9.15 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(29) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(30) Filed as Exhibit 13 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(31) This agreement is identical to Exhibit 23(h)-8 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.

(32) This agreement is identical to Exhibit 23(h)-10 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.

(33) Filed as Exhibit number listed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed February 12, 1999.

(34) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(35) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed April 28, 2000.

(36) Filed as Exhibit number listed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A of the Berger Worldwide Funds Trust, filed January 26, 2001.

(37) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 26, 2001.

(38) This agreement is identical to Exhibit 23(h)-22 to this Registration Statement, except that AIG Life Insurance Company is substituted for American International Life Assurance Company of New York as a party.

(39) This agreement is identical to Exhibit 23(h)-24 to this Registration Statement, except that Great-West Life and Annuity Insurance Company is substituted for New England Life Insurance Company as a party.

(40) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 28, 2000.

(41) Filed as Exhibit number listed with Post-Effective Amendment No.10 to the Registrant's Registration Statement on Form N-1A, filed April 27, 2001.

(42) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 29, 2001.

(43) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed September 27, 2001.

(44) Filed as Exhibit number listed with Post-Effective Amendment No.12 to the Registrant's Registration Statement on Form N-1A, filed December 28, 2001.